GOODWILL AND OTHER INTANGIBLES - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Goodwill [Line Items]
Goodwill impairment charge	$ 585	$ 0	$ 585	$ 0
Amortization expense	23	$ 27	47	$ 54
Agriculture
Goodwill [Line Items]
Impairment of intangible assets	65
Dealer networks
Goodwill [Line Items]
Impairment of intangible assets	27
Agriculture
Goodwill [Line Items]
Percentage of fair value in excess of carrying value					143.00%
Goodwill impairment charge			0
Construction
Goodwill [Line Items]
Percentage of fair value in excess of carrying value					28.00%
Goodwill impairment charge	$ 585		585
Commercial and Specialty Vehicles
Goodwill [Line Items]
Percentage of fair value in excess of carrying value					43.00%
Goodwill impairment charge			$ 0